Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Significant Accounting Policies
Basis of presentation and use of estimates

Basis of presentation and use of estimates

The preparation of the Company’s consolidated financial statements is in conformity with Generally Accepted Accounting Principles in the United States (“US GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the periods reported. Actual results may differ materially from such estimates. The Company believes the basis of consolidation, fair value, the recognition of non-controlling interests, revenue recognition, taxation, business combination, net income (loss) per share, goodwill and other long-lived assets, allowances for doubtful accounts, long-term investments, stock-based compensation and foreign currency represent critical accounting policies that reflect the more significant judgments and estimates used in the preparation of its consolidated financial statements.

Commencing on January 1, 2016, in order to enhance comparability with industry peers, payables that have been invoiced or formally agreed with the suppliers were recorded in accounts payable. To conform to current period presentations, the relevant amounts in prior periods have been reclassified from accrued expenses and other current liabilities accordingly. Such reclassification amounted to $77.8 million as of December 31, 2015.

Effectively January 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2015-3, which requires entities to present the issuance costs of debt in the balance sheet as a direct deduction from the related debt rather than assets. Accordingly, the Company retrospectively reclassified $4.9 million of issuance cost of debt from prepaid expenses and other current assets into convertible debt as of December 31, 2015

Consolidation

Consolidation

The consolidated financial statements include the accounts of the Company, its wholly-owned and majority-owned subsidiaries and its variable interest entities (“VIEs”), in which the Company is the primary beneficiary. All significant intercompany balances and transactions have been eliminated.

To comply with PRC laws and regulations, the Company provides substantially all of its Internet content and mobile value added service (“MVAS”) in China via its VIEs, which hold critical operating licenses that enable the Company to do business in China. Substantially all of the Company’s revenues, costs and net income (loss) in China are directly or indirectly generated through these VIEs. The Company has signed various agreements with its VIEs to allow the transfer of economic benefits from the VIEs to the Company.

The Company’s VIEs are wholly or partially owned by nominee shareholders of the Company. The capital for the VIEs are funded by the Company and recorded as interest-free loans to these nominee shareholders. These loans were eliminated with the capital of the VIEs during consolidation. Under various contractual agreements, nominee shareholders of the VIEs are required to transfer their ownership in these entities to the Company’s subsidiaries in China when permitted by PRC laws and regulations or to designees of the Company at any time for the amount of loans outstanding. All voting rights of the VIEs are assigned to the Company and the Company has the right to appoint all directors and senior management personnel of the VIEs. The Company has also entered into exclusive technical service agreements with the VIEs, under which the Company provided technical and other services to the VIEs. In addition, nominee shareholders of the VIEs have pledged their shares in the VIEs as collateral for the non-payment of loans or for the technical and other services fees due to the Company. As of December 31, 2015 and 2016, the total amount of interest-free loans to these nominee shareholders was $61.4 million and $68.9 million, respectively, and the aggregate accumulated losses of all VIEs were approximately $43.9 million and $70.5 million, respectively, which have been included in the consolidated financial statements.

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs and their subsidiaries taken as a whole, which were included in the Company’s consolidated balance sheets and statements of comprehensive income (loss) with intercompany transactions eliminated:

	As of December 31,
	2015	2016
	(In thousands)
Total assets	$403,109	$591,695
Total liabilities	$401,582	$571,551

	Year Ended December 31,
	2014	2015	2016
	(In thousands)
Net revenues	$621,705	$743,535	$893,010
Net loss	$(16,509)	$(14,378)	$(26,627)

	Year Ended December 31,
	2014	2015	2016
	(In thousands)
Net cash provided by operating activities	$63,738	$368,185	$139,225
Net cash used in investing activities	(48,643)	(317,827)	(253,373)
Net cash provided by financing activities	32,212	20,280	37,021
Net increase (decrease) in cash and cash equivalents	$47,307	$70,638	$(77,127)

As of December 31, 2015 and 2016, the total assets for the consolidated VIEs were $403.1 million and $591.7 million,  respectively, which mainly comprised of $256.6 million and $174.9 million in cash, cash equivalents and short-term investments, $140.7 million and $241.3 million in restricted cash and the remaining balances include goodwill, intangible assets, accounts receivable, long-term investments and property and equipment. As of December 31, 2015 and 2016, total liabilities for the consolidated VIEs were $401.6 million and $571.6 million,  respectively, which mainly included $163.7 million and $221.0 million in accrued expenses and other current liabilities, $140.7 million and $241.3 million in amount due to customers related to SINA Pay, $19.6 million and $22.1 million in income taxes payable, and $54.3 million and $72.4 million in deferred revenues, respectively.

Under the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs and can have assets transferred freely out of the VIEs without restrictions. Therefore, the Company considers that there is no asset of VIEs that can only be used to settle obligations of the respective VIEs, except for registered capital and PRC statutory reserves of VIEs amounting to a total of $87.6 million and $100.2 million as of December 31, 2015 and 2016, respectively. Since the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Company is conducting certain businesses mainly through its VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

The following is a summary of the Company’s major VIEs and subsidiary of VIEs as of December 31, 2016:

•

Beijing SINA Internet Information Service Co., Ltd. (the “ICP Company”), a Chinese company controlled through business agreements, is responsible for operating www.sina.com and www.sina.cn in connection with its Internet content company license, sell online advertising and provide MVAS with its Value-Added Telecommunication Services Operating License via third-party operators in China. The register capital of the ICP Company is $19.0 million.

•

Beijing Star-Village Online Cultural Development Co., Ltd. (“StarVI”), formerly Beijing Star-Village.com Cultural Development Co., Ltd, a Chinese company controlled through business agreements, is responsible for providing MVAS in China via third-party operators under its Value-Added Telecommunication Services Operating License. It is owned by three nominee shareholders of the Company. The registered capital of the StarVI is $1.2 million.

•

Jinzhuo Hengbang Technology (Beijing) Co., Ltd. (“the IAD Company”), formerly Beijing SINA Infinity Advertising Co., Ltd., is an advertising agency in China controlled through business agreements and approved for the design, production, issuance and serving as an agency of advertisements. It is owned by two nominee shareholders of the Company. The registered capital of the IAD Company is $24.8 million.

•

Beijing Weimeng Technology Co., Ltd (“Weimeng”), a Chinese company controlled through business agreement, is responsible for operating www.weibo.com and www.weibo.cn in connection with its Internet content company license and providing MVAS in China via third-party operators under its Value-Added Telecommunication Services Operating License. It is owned by four nominee shareholders of the Company. The registered capital of Weimeng is $9.1 million.

•

Beijing Weibo Interactive Internet Technology Co., Ltd. (‘‘Weibo Interactive’’), an online-game platform company, was acquired by the IAD Company in May 2013. All of the equity interest in Weibo Interactive was transferred to Weimeng in December 2013. The registered capital of Weibo Interactive is $8.7 million.

•	Beijing Sina Payment Technology Co., Ltd. (“SINA Pay”), an online payment service company wholly owned by the ICP Company. The registered capital of SINA Pay is $15.7 million.

The Company began to consolidate the ICP Company in October 2001. StarVI was acquired from Memestar Limited in January 2003 and its operating results had been consolidated by the Company since January 2003. The operating results of the IAD Company,  Weimeng have been consolidated since its establishment in 2004 and 2010, respectively.

Unrecognized revenue-producing assets held by the VIEs mainly include licenses, such as the Internet Content Provision License, the Value-Added Telecommunication Services Operating License, the Online Culture Operating Permit, and trademarks, patents, copy rights and the domain names.  Recognized revenue-producing assets held by the VIEs include core technology, trademarks, domain names, customer lists relating to game-related services, game platform technology and exclusive content distribution right, arising from acquisitions. Unrecognized revenue-producing assets, including customer lists relating to advertising and marketing services, game-related services, Weibo VIP memberships and data licensing, as well as trademarks, are held by the Wholly Foreign Owned Enterprises (“WFOEs”).

The following is a summary of the VIE agreements:

Loan Agreements.  One of the Company’s wholly owned subsidiaries, Sina.com Technology (China) Co., Ltd. (“STC”), or Weibo Internet Technology (China) Co., Ltd. (“Weibo Technology”) in the case of Weimeng, has granted interest-free loans to the shareholders of the VIEs with the sole purpose of providing funds necessary for the capital injection of the VIEs. The terms of the loans in general are for 10 years. STC or Weibo Technology in the case of Weimeng, at its own discretion, has the right to shorten or extend the terms of the loans if necessary. These loans were eliminated with the capital of the VIEs during consolidation.

Share Transfer Agreements. Each shareholder of the VIEs has granted STC, or Weibo Technology in the case of Weimeng, an option to purchase his/her shares in the respective VIEs at a purchase price equal to the amount of capital injection. STC, or Weibo Technology in the case of Weimeng, may exercise such option at any time until it has acquired all shares of such VIE, subject to applicable PRC laws. The options will be effective until the earlier of (i) the shareholders of the VIEs and STC, or Weibo Technology in the case of Weimeng, have fully performed their obligations under this agreement, or (ii) the respective shareholders of the VIEs and STC, or Weibo Technology in the case of Weimeng, agree to terminate the share transfer agreement in writing.

Loan Repayment Agreements. Each shareholder of the VIEs and STC, or Weibo Technology in the case of Weimeng, has agreed that the interest-free loans under the loan agreements shall only be repaid through share transfer. Once the share transfers are completed, the purchase price for the share transfer will be offset against the loan repayment. The loan repayment agreements will be effective until the earlier of (i) the shareholders of the VIEs and STC, or Weibo Technology in the case of Weimeng, have fully performed their obligations under the respective agreement, and (ii) the respective shareholders of the VIEs and STC, or Weibo Technology in the case of Weimeng, agree to terminate the share transfer agreement in writing.

Agreements on Authorization to Exercise Shareholder’s Voting Power.  Each shareholder of the VIEs has authorized STC, or Weibo Technology in the case of Weimeng, to exercise all of his/her voting power as a shareholder of the respective VIE. The authorizations are irrevocable and will not expire until the respective VIE dissolves. Modification, supplement or adjustment of the terms may only be made with the consents from STC, or Weibo Technology in the case of Weimeng.

Share Pledge Agreements.  Each shareholder of the VIEs has pledged all of his/her shares in the VIEs and all other rights relevant to the share rights to STC, or Weibo Technology in the case of Weimeng, as a collateral security for his/her obligations to pay off all debts to STC, or Weibo Technology in the case of Weimeng, under the loan agreement and for the payment obligations of the VIEs under the trademark license agreement and the technical services agreement. In the event of default of any payment obligations, STC, or Weibo Technology in the case of Weimeng, will be entitled to certain rights, including transferring the pledged shares to itself and disposing of the pledged shares through a sale or auction. During the term of each agreement, STC, or Weibo Technology in the case of Weimeng, is entitled to receive all dividends and distributions paid on the pledged shares. The pledges will be effective until the earlier of (i) the three-year anniversary of the due date of the last guaranteed debt, (ii) the VIEs and the shareholders of the VIEs have fully performed their obligations under the above-referred agreements, or (iii) STC, or Weibo Technology in the case of Weimeng, has unilaterally consented to terminate the respective share pledge agreement.

Exclusive Technical Services Agreements.  Each of the VIEs below has entered into an exclusive technical services agreement with STC, or Weibo Technology in the case of Weimeng, pursuant to which STC, or Weibo Technology in the case of Weimeng, is engaged to provide certain technical services to the VIEs, depending on the licenses obtained and held by the VIE. These exclusive technical services agreements can only be prematurely terminated by STC, or Weibo Technology in the case of Weimeng, and will not expire until the respective VIE dissolves, and the service fees are adjusted annually through written agreements. Due to its control over the respective VIEs, the Company’s wholly owned subsidiaries have the right to determine the service fees to be charged to the respective VIEs by considering, among others, the technical complexity of the services, the actual costs that may be incurred for providing the services, the operations of each VIE, applicable tax rates, planned capital expenditures and business strategies. The service fees that the Company’s wholly owned subsidiaries charged to the major VIEs amounted to $322.2 million, $352.6 million, and $467.6 million, respectively, for the fiscal years ended December 31, 2014, 2015 and 2016, respectively.

The ICP Company, one of our VIEs, has engaged STC to provide technical services for its (i) online advertising and other related businesses, and (ii) value added telecommunication and other related businesses. The ICP Company is obligated to pay service fees to STC.

The IAD Company, one of our VIEs, has also entered into a technical services agreement with STC with terms substantially identical to the technical services agreement entered into between the ICP Company and STC for the online advertising and other related businesses described above. Pursuant to changes in applicable PRC laws in 2008, SINA established two wholly owned subsidiaries to engage directly in online advertising and related businesses.

StarVI, one of our VIEs, has engaged STC to provide technical services for its Internet information service and MVAS businesses, and STC has the sole right to appoint any company or companies at its discretion to perform such technical services.

Weimeng, one of our VIEs, has engaged Weibo Technology to provide technical services for its online advertising and other related businesses.

Exclusive Sales Agency Agreements.  Each of the VIEs has granted STC, or Weibo Technology in case of Weimeng, the exclusive right to distribute, sell and provide agency services for all the products and services provided by the VIEs. These exclusive sale agency agreements will not expire until the respective VIEs dissolve.  The Exclusive Sales Agency Agreements enable us to collect sales agency fees from the VIEs if we decide to do so.

Trademark License Agreements.  STC, or Weibo Technology in case of Weimeng, has granted each of the VIEs trademark licenses to use the trademarks held by STC, or Weibo Technology in case of Weimeng, in specific areas, and each of the licensed VIEs is obligated to pay license fees to STC, or Weibo Technology in case of Weimeng. The terms of these agreements are for one year and are automatically renewed provided that there is no objection from STC, or Weibo Technology in case of Weimeng. In addition, only STC or Weibo Technology in the case of Weimeng may terminate the respective trade license agreement prematurely. The Company has entered into the Trademark License Agreements to provide other potential revenue-generating channels from the VIEs.

The Company believes that the contractual arrangements among its subsidiaries, the VIEs and its shareholders are in compliance with the current PRC laws and legally enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company’s ability to enforce these contractual arrangements. As a result, the Company may be unable to consolidate the VIEs and its subsidiary in the consolidated financial statements. The Company’s ability to control its VIEs also depends on the authorization by the shareholders of the VIEs to exercise voting rights on all matters requiring shareholders’ approval in the VIEs. The Company believes that the agreements on authorization to exercise shareholder’s voting power are legally enforceable. In addition, if the legal structure and contractual arrangements with its VIEs were found to be in violation of any future PRC laws and regulations, the Company may be subject to fines or other actions. The Company believes the possibility that it will no longer be able to control and consolidate its VIEs will occur as a result of the aforementioned risks and uncertainties is remote.

Non-controlling interests

Non-controlling interests

For the Company’s majority-owned subsidiaries and VIEs, non-controlling interests are recognized to reflect the portion of their equity that are not attributable, directly or indirectly, to the Company as the controlling shareholders. The majority of the Company’s non-controlling interests relate to Weibo Corporation and its subsidiaries. To reflect the economic interest in Weibo held by non-controlling shareholders, Weibo’s net income (loss) attributable to the non-controlling ordinary shareholders is recorded as non-controlling interests in the Company’s consolidated statements of comprehensive income (loss). Pursuant to the liquidation terms and redemption terms of the preferred shares, any net loss of Weibo is not allocated to the non-controlling preferred shareholders. After Weibo’s IPO, the preferred shares automatically converted into ordinary shares and participated in share of net income or loss of Weibo. Non-controlling interests are classified as a separate line item in the equity section of the Company’s consolidated balance sheets and have been separately disclosed in the Company’s consolidated financial statements to distinguish the interests from that of the Company.

Fair value

Fair value

All financial assets and liabilities are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis. Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The Company measures certain financial assets, including the investments under the cost method and equity method at fair value on a non-recurring basis only if an impairment charge were to be recognized. The fair values of the Company’s privately held investments as disclosed are determined based on the discounted cash flow model using the discount curve of market interest rates. The fair values of the Company’s equity investments in the equity securities of publicly listed companies are measured using quoted market prices.  The Company’s non-financial assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be impaired.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

•

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying amount of cash and cash equivalents, short-term investments, restricted cash, accounts receivable and other current assets, accounts payable,  amount due to customers and accrued expenses and other current liabilities approximates fair value. The Company utilized the Binominal option pricing model to determine the fair value of the option liability, which was measured using significant unobservable input (level 3) and required an assessment of the probability weight for each exercise scenario.

Net income (loss) per share

Net income (loss) per share

Basic net income (loss) per share is computed using the weighted average number of ordinary shares outstanding during the period. Options to purchase ordinary shares and restricted share units are not considered outstanding in computation of basic earnings per share. Diluted net income (loss) per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period, which include options to purchase ordinary shares, restricted share units and conversion of the convertible debt. The computation of diluted net income (loss) per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net income (loss) per share. Additionally, the Company takes into account the effect on consolidated net income (loss) per share of dilutive shares of entities in which the Company holds equity interests, including long-term investments accounted for using the equity method,  the consolidated subsidiaries, such as Weibo and interest expenses along with relevant amortized issuance costs of convertible debt under certain circumstances.

Cash equivalents

Cash equivalents

The Company considers all highly liquid investments with original maturities of three months or less as cash equivalents. Cash equivalents are comprised of investments in time deposits that mature within three months, which are stated at cost plus accrued interest, and money market funds are stated at fair market value.

Restricted cash and amount due to customers

Restricted cash and amount due to customers

The restricted cash primarily represents the cash balances temporarily held on account for the merchant customers  of the Company through the SINA Pay online payment platform and is considered legally restricted with the release of Measures for Online Payment Business of Non-financial Institutions by the People’s Bank of China (“PBOC”) in December 2015. The Company can only use segregated bank accounts for such customer amounts and the cash in the segregated accounts can only be used for the online payment business as designated by the customers.

Amount due to customers represents the balances that are payable on demand to customers and therefore reflected as current liability on the consolidated balance sheets.  The SINA Pay customer accounts are used to facilitate payments to online merchants or third party banks and are deemed as pass through accounts between the payor and the online merchant. The balances are in-transit to customers and the payments are normally made within the normal trade settlement dates. The changes in restricted cash are presented within investing activities and the changes in amount due to customers are presented within operating activities in the consolidated statements of cash flows.

Short-term bank loans

Short-term bank loans

Short-term bank loans as of December 31, 2016 amounted to $33.2 million, which consisted of several bank borrowings denominated in RMB. All of these bank borrowings were repayable within one year. The weighted average interest rate for the outstanding borrowings as of December 31, 2016 was approximately 4.0%.

Business combination

Business combination

Business combinations are recorded using the purchase method of accounting, and the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of the (i) the total of consideration of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the subsidiary acquired over (ii) the fair value of the identifiable net assets of the subsidiary acquired is recorded as goodwill. If the consideration of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income (loss).

In a business combination achieved in stages, the Company remeasures its previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in earnings. The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Company’s acquisitions of interests in its subsidiaries and consolidated VIEs. The Company assesses goodwill for impairment in accordance with ASC subtopic 350-20 (“ASC 350-20”), Intangibles - Goodwill and Other: Goodwill, which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.  US GAAP provides the option to apply the qualitative assessment first and then the quantitative assessment, if necessary, or to apply the quantitative assessment directly. The qualitative approach starts the goodwill impairment test by assessing qualitative factors by taking into consideration of macroeconomics, overall financial performance, industry and market conditions and the share price of the Company, to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If so, the quantitative impairment test is performed; otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of goodwill with its carrying value. For reporting units directly applying a quantitative assessment, the goodwill impairment test is quantitatively performed by comparing the fair values of those reporting units to their carrying amounts. Commencing in January 2012, the Company adopted the option to apply the qualitative approach to assess its goodwill on the relevant reporting units. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Long-lived assets

Long-lived assets

Intangible assets arising from acquisitions are recognized at fair value upon acquisition and amortized on a straight-line basis over their estimated useful lives, generally from two to ten years. The amortization of intangible assets was $3.4 million, $3.6 million and $1.9 million for 2014, 2015 and 2016, respectively.

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, as follows:

Office building	- 45 years
Office building related facilities	- 20 years
Furniture and fixtures	- 5 years
Computers and equipment	- 3 to 4 years
Leasehold improvements	- over the shorter of the estimated useful lives of the assets or the remaining lease term

Depreciation expenses were $41.9 million, $33.2 million and $26.6 million for 2014, 2015 and 2016, respectively.

All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as prepayment for office building in other assets. Prepayment for office building is transferred to specific fixed assets items and depreciation of these assets commences when they are ready for their intended use.

Long-lived assets and certain identifiable intangible assets other than goodwill to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for long-lived assets and certain identifiable intangible assets that management expects to hold or use is based on the amount by which the carrying value exceeds the fair value of the asset. The impairment charges of intangible assets arising from acquisitions for the years ended December 31, 2014, 2015 and 2016 was nil, nil and $3.5 million, respectively (Note 6).

Long-term investments

Long-term investments

Long-term investments are comprised of investments in publicly traded companies, privately-held companies and limited partnerships. For long-term investments over which the Company does not have significant influence, the cost method accounting is used. For long-term investments in shares that are not ordinary shares or in-substance ordinary shares and that do not have readily determinable fair value, the cost method accounting is used. Investments in limited partnerships over whose operating and financing policies the Company has virtually no influence are accounted for using the cost method. The Company uses the equity method to account for common-stock-equivalent equity investments and limited-partnership investments in entities over which it has significant influence but does not own a majority equity interest or otherwise control.

The Company assesses its long-term investments accounted for under the cost method and equity method for other-than-temporary impairment by considering factors including, but not limited to, stock prices of public companies in which the Company has an equity investment, current economic and market conditions, operating performance of the companies, including current earnings trends and undiscounted cash flows, and other company-specific information, such as recent financing rounds. The fair value determination, particularly for investments in privately-held companies whose revenue model is still unclear, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and the determination of whether any identified impairment is other-than-temporary. If any impairment is considered other-than-temporary, the Company will write down the asset to its fair value and take the corresponding charge to the consolidated statements of comprehensive income (loss).

The Company invests in marketable equity securities to meet business objectives and intends to hold the securities for more than a year from the balance sheet date. These marketable securities are reported at fair value, classified and accounted for as available-for-sale securities under long-term Investments. The treatment of a decline in the fair value of an individual security is based on whether the decline is other-than-temporary. The Company assesses its available-for-sale securities for other-than-temporary impairment by considering factors including, but not limited to, its ability and intent to hold the individual security, severity of the impairment, expected duration of the impairment and forecasted recovery of fair value. Investments classified as available-for-sale securities are reported at fair value with unrealized gains or losses, if any, recorded in accumulated other comprehensive income (loss) in shareholders’ equity. If the Company determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss charged to the consolidated statements of comprehensive income (loss). The fair value of the investment would then become the new cost basis of the investment and are not be adjusted for subsequent recoveries in fair value.

Convertible debt

Convertible debt

The Company determines the appropriate accounting treatment of its convertible debts in accordance with the terms in relation to the conversion feature, call and put option, and beneficial conversion feature. After considering the impact of such features, the Company may account for such instrument as a liability in its entirety, or separate the instrument into debt and equity components following the respective guidance described under ASC 815 Derivatives and Hedging and ASC 470 Debt.

The debt discount, if any, together with related issuance cost are subsequently amortized as interest expense, using the effective interest method, from the issuance date to the earliest conversion date. The Company presented the issuance cost of debt in assets in the balance sheet as of December 31, 2015. In April 2015, the FASB issued updated guidance which allows the issuer to select to present the issuance costs of debt in the balance sheet as a direct deduction from the related debt rather than assets, which was effective since 2016. The Company adopted the guidance since the beginning of 2016 and retrospectively presented the issuance costs of debt as a direct deduction from the related debt during the periods presented.

Treasury stock	Treasury stock The Company accounted for those shares repurchased and no longer outstanding as treasury stock at cost.
Revenue recognition

Revenue recognition

Advertising

Advertising revenues are derived principally from online advertising and marketing, including display advertising and promoted marketing, and, to a lesser extent, sponsorship arrangements.

Display advertising arrangements allow advertisers to place advertisements on particular areas of the Company’s websites or platform, in particular formats and over particular periods of time. Advertising revenues from display advertising arrangements are recognized ratably over the contract period of display, when the collectability is reasonably assured. The Company enters into cost per day (“CPD”) advertising arrangements with customers, under which the Company recognizes revenues ratably over the contract period. The Company also enters into cost per mille (“CPM”), or cost per thousand impressions, advertising arrangements with the customers, under which the Company recognizes revenues based on the number of times that the advertisement has been displayed.

Promoted marketing arrangements are primarily priced based on CPM or cost per engagement (“CPE”). An engagement may include when a user clicks on a link, becomes a follower of the marketing customer account, shares the promoted feed or marks the feed as a favorite. Under the CPM model, customers are obligated to pay when the advertisement is displayed, while under the CPE model, customers are obligated to pay based on the number of engagements with the marketing feed.

Sponsorship arrangements allow advertisers to sponsor a particular area on its websites in exchange for a fixed payment over the contract period. Advertising revenues from sponsorship are recognized ratably over the contract period. Advertising revenues derived from the design, coordination and integration of online advertising and sponsorship arrangements to be placed on the Company’s websites are recognized ratably over the term of such arrangements.

Revenues are recognized only when the following criteria have been met: (1) persuasive evidence of an arrangement exists; (2) the price is fixed or determinable; (3) the service is performed; and (4) collectability of the related fee is reasonably assured. The majority of the Company’s revenue transactions are based on standard business terms and conditions, which are recognized net of agency rebates. Advertising arrangements involving multiple deliverables are broken down into single-element arrangements based on their relative selling price for revenue recognition purposes. The Company adopted the new revenue recognition policy on multiple-deliverable revenue arrangements, which required the arrangement consideration be allocated to all deliverables at the inception of the arrangement on the following basis (a) vendor-specific objective evidence (“VSOE”) of selling price, if it exists, otherwise, (b) third-party evidence (“TPE”) of the selling price. If neither (a) nor (b) exists, then use (c) management’s best estimate of the selling price of the deliverable. The Company primarily uses VSOE to allocate the arrangement consideration if such selling price is available. For the deliverables that have not been sold separately, the best estimate of the selling price has taken into consideration of the pricing of advertising areas of the Company’s platform with similar popularities and advertisements with similar formats and quoted prices from competitors and other market conditions. Revenues recognized with reference to best estimation of selling price were immaterial for all periods presented. The Company recognizes revenue on the elements delivered and defers the recognition of revenue for the undelivered elements until the remaining obligations have been satisfied.

Revenues from barter transactions are recognized during the period in which the advertisements are displayed on the Company’s properties. Barter transactions in which physical goods or services (other than advertising services) are received in exchange for advertising services are recorded based on the fair values of the goods or services received. Revenues recognized from barter transactions were immaterial for all periods presented.

Fee-based revenues

MVAS

MVAS revenues are derived principally from providing mobile phone users with Short Messaging Service (“SMS”), Multimedia Message Service (“MMS”) and interactive voice response (“IVR”), etc. Revenues from MVAS are charged on a monthly or per-usage basis. Such revenues are recognized in the period in which the service is performed, provided that no significant obligations remain, collection of the receivables is reasonably assured and the amounts can be accurately estimated.

Revenues are recorded on a gross basis when most of the gross indicators are met, such as the Company is considered the primary obligor in the arrangement, designs and develops (in some cases with the assistance of third-parties) the MVAS, has reasonable latitude to establish price, has discretion in selecting the operators to offer its MVAS, provides customer services related to the MVAS and takes on the credit risks associated with the transmission fees. Conversely, revenues are recorded on a net basis when most of the gross indicators are not met.

Other fee-based services

Other fee-based services allow the Company’s users to subscribe to services on its websites or platform, mainly including game-related service, Weibo VIP membership, online payment services, e-reading and data licensing. Revenues from these services are recognized over the periods in which the services are performed, provided that no significant obligations remain, collection of the receivables is reasonably assured and the amounts can be accurately estimated.

The majority of the game related service revenues are generated from purchasing of virtual items through its game platform. The Company collects payments from the game players in connection with the sale of virtual currency, which are converted into in-game credits (game tokens) that can be used to purchase virtual items in the third party developed games.  The Company remits certain predetermined percentages of the proceeds to the game developers when the virtual currency is converted into in-game credits.

The Company has determined that the game developers are the primary obligors for the web game services given that the game developers are responsible for developing, maintaining and updating the online games and have reasonable latitude to establish the prices of virtual items for which in-game credits are used. The Company views the game developers to be its customers, and the Company’s primary responsibility is to promote the games of the developers, provide virtual currency exchange services, maintain the platform for game players to easily access the games and offer customer support to resolve registration, log on, currency exchange and other related issues. Accordingly, the Company records game related revenues, net of predetermined revenue sharing with the game developers.

Virtual currencies in general are not refundable once they have been sold unless there are unused in-game credits at the time a game is discontinued. Sale of virtual items net of the game developer proceeds are recognized as revenues over the estimated consumption period of in-game virtual items, which is typically from a few days to one month after the purchase of in-game credits.

Weibo VIP Membership is a service package consisting of user certification and preferential benefits, such as daily priority listings and higher quota for following user accounts. Prepaid VIP membership fees are recorded as deferred revenue and recognized as revenue ratably over the contract period of the membership service.

The Company began to offer data licensing arrangements that allow its customers to access search and analyze historical and real-time data on its platform. The data licensing arrangement is for a fixed period, typically one year, and such revenue is recognized ratably over the contract period.

Deferred revenues

Deferred revenues are mostly derived from a licensing agreement to Leju, a subsidiary of E-House (China) Holdings Limited (“E-House”) (Note 10).  Deferred revenues also consist of contractual billings in excess of recognized revenue and payments received in advance of revenue recognition, which are mainly from the customer advance of advertising and marketing services. Deferred revenues represent the unamortized balance of license fees or service fee paid by third parties, and the deferred revenues are amortized on a straight-line basis through the service period.

Allowance for doubtful accounts

Allowance for doubtful accounts

The Company maintains an allowance for doubtful accounts which reflects its best estimate of amounts that potentially will not be collected. The Company determines the allowance for doubtful accounts based on a historical, rolling average, bad debt rate in the prior year and other factors, such as credit-worthiness of the customers and the age of the receivable balances. The Company also provides specific provisions for bad debts when facts and circumstances indicate that the receivable is unlikely to be collected. If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of their ability to make payments, or if the operators incur more bad debt than their original estimates, additional allowances may be required that could materially impact the Company’s financial position and results of operations.

Cost of revenues

Cost of revenues

Advertising. Cost of advertising revenues consist mainly of costs associated with the production of websites, which includes fees paid to third parties for Internet connection, content and services, payroll-related expenses, turnover taxes and surcharges and equipment depreciation associated with the website production.

Non-advertising. Cost of non-advertising revenues consist mainly of fees paid to mobile operators for the billing, transmission and collection of the Company’s MVAS revenue and game related costs to game providers. Costs of non-advertising revenues also consist of fees or royalties paid to third-party content and service providers, costs for providing the enterprise services and turnover taxes and surcharges levied on non-advertising revenues in China.

The Company presents taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction on a gross basis in the financial statements. With the implementation of the Pilot Program for Imposition of Value-Added Tax (“VAT”) to Replace Business Tax (“Pilot Program”), the Company is subject to 6.7% VAT and surcharges and 3% cultural business construction fees for certain parts of its advertising revenues. For other non-advertising revenues, before the implementation of the Pilot Program the business tax and surcharges levied was 5.6% and became 6.7% after switching over to the VAT. The total amount of such taxes for 2014, 2015 and 2016 were $64.0 million,  $73.8 million and $ 88.1 million, respectively.

Advertising expenses

Advertising expenses

Advertising expenses consist primarily of costs for the promotion of corporate image, product marketing and direct marketing. The Company expenses all advertising costs as incurred and classifies these costs under sales and marketing expense. The Company expenses all such direct marketing expenses. Advertising expenses for 2014, 2015 and 2016 were $121.1 million, $111.6 million and $123.4 million, respectively.

Product development expenses

Product development expenses

Product development expenses consist primarily of payroll-related expenses incurred for enhancement to and maintenance of the Company’s websites as well as costs associated with new product development and product enhancements. The Company expenses all costs incurred for the planning and post implementation phases of development and costs associated with repair or maintenance of the existing site or the development of website content. Since inception, the amount of costs qualifying for capitalization has been immaterial and, as a result, all product development costs have been expensed as incurred.

Operating leases

Operating leases

The Company leases office space under operating lease agreements with initial lease term up to six years. Rental expense is recognized from the date of initial possession of the leased property on a straight-line basis over the term of the lease. Certain lease agreements contain rent holidays, which are recognized on a straight-line basis over the lease term. Lease renewal periods are considered on a lease-by-lease basis and are generally not included in the initial lease terms.

Stock-based compensation

Stock-based compensation

All stock-based awards to employees and directors, including stock options and restricted share units (“RSUs”), are measured at the grant date based on the fair value of the awards. Stock-based compensation, net of forfeitures, is recognized as expense on a straight-line basis over the requisite service period, which is the vesting period. Options granted generally vest over four years.

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock options. The determination of estimated fair value of stock-based payment awards on the grant date using an option pricing model is affected by the Company’s stock price as well as assumptions regarding a number of complex and subjective variables. These variables include the Company’s expected stock price volatility over the expected term of the awards, actual and projected employee stock option exercise behaviors, a risk-free interest rate and any expected dividends. Shares of the Company’s subsidiary, which do not have quoted market prices before they were publicly listed, were valued based on the income approach, if a revenue model had been established, or valued based on the market approach, if information from comparable companies had been available or a weighted blend of these approaches if more than one is applicable.

The Company recognizes the estimated compensation cost of service-based restricted share units based on the fair value of its ordinary shares on the date of the grant. The Company recognizes the compensation cost, net of estimated forfeitures, over a vesting term of generally four years.

The Company recognizes the estimated compensation cost of performance-based restricted share units, net of forfeitures, based on the fair value of its ordinary shares on the date of the grant and adjusts the compensation cost according to the probability of performance goal achievement at the end of each reporting period.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting option and restricted share units forfeitures and records stock-based compensation expense only for those awards that are expected to vest. See Note 15 for further discussion on stock-based compensation.

Taxation

Taxation

Income taxes

Income taxes are accounted for using the asset and liability approach. Under this approach, income tax expense is recognized for the amount of taxes payable or refundable for the current year. In addition, deferred tax assets and liabilities are recognized for expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating losses and tax credit carry-forwards. The Company records a valuation allowance against the amount of deferred tax assets that it determines is not more-likely-than-not to be realized.

Uncertain tax positions

To assess uncertain tax positions, the Company applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

Foreign currency

Foreign currency

The Company’s reporting currency and functional currency are the U.S. dollar. The Company’s operations in China and in international regions use their respective currencies as their functional currencies. The financial statements of these subsidiaries are re-measured into U.S. dollars using period-end rates of exchange for assets and liabilities and average rates of exchange in the period for revenues and expenses. Translation gains and losses are recorded in accumulated other comprehensive income or loss as a component of shareholders’ equity. Translation gains or losses are not released to net income unless the associated net investment has been sold, liquidated, or substantially liquidated.

Foreign currency transactions denominated in currencies other than the functional currency are re-measured into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are re-measured into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in interest and other income (expenses), net.

Foreign currency translation adjustments to the Company’s comprehensive loss for 2014, 2015 and 2016 were $17.4 million, $37.0 million and $72.4 million, respectively. The Company recorded net foreign currency transaction losses of $2.4 million, $4.7 million and income of  $0.3 million in 2014, 2015 and 2016, respectively, which is recorded in the interest and other income, net in the consolidated statements of comprehensive income.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Comprehensive income (loss) for the periods presented includes net income (loss),  change in unrealized gains (losses) on marketable securities classified as available-for-sale (net of tax), foreign currency translation adjustments, and share of change in other comprehensive income of equity investments one quarter in arrears.

Recent accounting pronouncements

Recent accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued, ASU 2014-09, “Revenue from Contracts with Customers (Topic 606).” The guidance substantially converges final standards on revenue recognition between the FASB and the International Accounting Standards Board providing a framework on addressing revenue recognition issues and, upon its effective date, replaces almost all exiting revenue recognition guidance, including industry-specific guidance, in current U.S. generally accepted accounting principles. In April 2015, the FASB proposed a one-year delay in the effective date and companies will be allowed to early adopt as of the original effective date. Accordingly, this guidance will be effective for the Company beginning the first quarter of fiscal year 2018.  The Company plans to adopt the new revenue guidance in the fiscal year of 2018 and is currently in the process of evaluating the impact on the Company’s consolidated financial statements.

In January 2016, the FASB issued an updated guidance, ASU 2016-1, Classification and Measurement of Financial Instruments, which intended to improve the recognition and measurement of financial instruments. This guidance will be effective for the Company beginning the first quarter of fiscal year 2018. No significant impacts on the consolidated financial statements from the guidance were expected.

In February 2016, the FASB issued a new standard on leases, ASU 2016-2, which requires that a lessee recognize the assets and liabilities that arise from operating leases. A lessee should recognize a liability to make lease payments (the Lease Liability) and a right-of use representing its right to use the underlying asset for the lease term in the statements of financial position. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. In transition, lessees are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. This standard will be effective for the Company beginning the first quarter of fiscal year 2019. The Company is currently evaluating the impact this new standard will have on the consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The amendments in this ASU simplify several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The amendments will be effective for the Company beginning the first quarter of fiscal year 2017.  The Company does not expect a significant impact on the consolidated financial statements from the amendments.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The amendments in this ASU clarify and include specific guidance to address diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments will be effective beginning the first quarter of fiscal year 2018. Early adoption of the amendments is permitted. The amendments in this ASU should be applied using a retrospective transition method to each period presented. The Company will adopt the amendments in the fiscal year of 2018.  No significant impacts on the consolidated financial statements from the amendments were expected.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this ASU require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash. Therefore, amounts generally described as restricted cash should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments will be effective beginning the first quarter of fiscal year 2018. Early adoption of the amendments is permitted. The amendments should be applied using a retrospective transition method to each period presented. The Company plans to early adopt the amendments in the first quarter of fiscal year 2017. Since then, the changes in restricted cash in the consolidated cash flow are no longer presented within investing activities and will be retrospectively included in the changes of cash, cash equivalents and restricted cash as required.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. The amendments in this ASU clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The amendments will be effective beginning the first quarter of fiscal year 2018.  Early application is permitted. The amendments should be applied prospectively on or after the effective date. No disclosures are required at transition. The Company is currently evaluating the impact the amendments will have on the consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The amendments in this ASU simplify the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. Under the amendments, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying value, which eliminates the current requirement to calculate a goodwill impairment charge by comparing the implied fair value of goodwill with its carrying amount. The amendments will be effective beginning the first quarter of fiscal year 2020. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The amendments should be applied on a prospective basis. The Company is currently evaluating the impact the amendments will have on the consolidated financial statements.

In February 2017, the FASB issued ASU No. 2017-05,  Derecognition and Partial Sales of Nonfinancial Assets. The amendments in this ASU clarify the scope of guidance on nonfinancial asset derecognition (ASC 610-20) as well as the accounting for partial sales of nonfinancial assets. The amendments will be effective beginning the first quarter of fiscal year 2018. Early adoption is permitted but is conditioned upon the early adoption of the new revenue standard (ASC 606). The amendments should be applied on a full or modified retrospective basis. The Company is currently evaluating the impact the amendments will have on the consolidated financial statements.